SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	Dec. 31, 2025
Electronic equipment
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Teahouse operation equipment
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Vehicles
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	4 years
Manufacturing equipment
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years
Property
SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	20 years
Leasehold improvements
SIGNIFICANT ACCOUNTING POLICIES
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember